Cash and Cash Equivalents and Restricted Cash - Summary of Cash and Cash Equivalents and Restricted Cash (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of cash and cash equivalents and restricted cash [line items]
Demand and term deposits	$ 29,522	$ 3,462
Colombian, Pesos [member] | Bottom of Range [member]
Disclosure of cash and cash equivalents and restricted cash [line items]
Percentage of deposits annual interest rate	0.62%	3.61%
Colombian, Pesos [member] | Top of Range [member]
Disclosure of cash and cash equivalents and restricted cash [line items]
Percentage of deposits annual interest rate	3.91%	5.21%
USD [member] | Bottom of Range [member]
Disclosure of cash and cash equivalents and restricted cash [line items]
Percentage of deposits annual interest rate	3.54%	1.94%
USD [member] | Top of Range [member]
Disclosure of cash and cash equivalents and restricted cash [line items]
Percentage of deposits annual interest rate	5.38%	6.02%